Property, plant and equipment- Segmentation and capital commitment (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Property, plant and equipment
Capital commitments	R 63,276	R 90,736	R 137,286
Mining
Property, plant and equipment
Capital commitments	2,640	3,099	3,563
Exploration And Production International
Property, plant and equipment
Capital commitments	18,811	19,431	23,648
Energy
Property, plant and equipment
Capital commitments	10,320	10,327	9,588
Base Chemicals
Property, plant and equipment
Capital commitments	16,781	29,722	51,449
Performance Chemicals
Property, plant and equipment
Capital commitments	14,125	27,396	48,422
Group Functions
Property, plant and equipment
Capital commitments	599	761	R 616
Property, plant and equipment
Property, plant and equipment
Capital commitments	63,276	90,736
Property, plant and equipment | Mining
Property, plant and equipment
Capital commitments	2,640	3,099
Property, plant and equipment | Exploration And Production International
Property, plant and equipment
Capital commitments	18,811	19,431
Property, plant and equipment | Energy
Property, plant and equipment
Capital commitments	10,466	10,327
Property, plant and equipment | Base Chemicals
Property, plant and equipment
Capital commitments	16,857	29,722
Property, plant and equipment | Performance Chemicals
Property, plant and equipment
Capital commitments	14,148	27,396
Property, plant and equipment | Group Functions
Property, plant and equipment
Capital commitments	354	761
Property, plant and equipment | Lake Charles Chemicals Project
Property, plant and equipment
Capital commitments	15,433	46,051
Property, plant and equipment | Mozambique exploration and development
Property, plant and equipment
Capital commitments	17,108	18,883
Property, plant and equipment | Sixth Fine Ash Dam (environmental)
Property, plant and equipment
Capital commitments	3,720	5,072
Property, plant and equipment | Shutdown and major statutory maintenance
Property, plant and equipment
Capital commitments	6,172	5,144
Property, plant and equipment | Renewal projects
Property, plant and equipment
Capital commitments	3,060	2,242
Property, plant and equipment | China Ethoxylation Plant
Property, plant and equipment
Capital commitments	577	1,109
Property, plant and equipment | Air separation unit
Property, plant and equipment
Capital commitments	470	886
Property, plant and equipment | Refurbishment of equipment
Property, plant and equipment
Capital commitments	445	359
Property, plant and equipment | Mine geographical expansions
Property, plant and equipment
Capital commitments	426	331
Property, plant and equipment | Impumelelo Colliery to maintain Brandspruit Colliery operation
Property, plant and equipment
Capital commitments	357	622
Property, plant and equipment | High-density polyethylene plant
Property, plant and equipment
Capital commitments		622
Property, plant and equipment | Shondoni Colliery to maintain Middelbult Colliery operation
Property, plant and equipment
Capital commitments	79	557
Property, plant and equipment | Canadian shale gas asset
Property, plant and equipment
Capital commitments	73	237
Property, plant and equipment | Coal tar filtration east and west project
Property, plant and equipment
Capital commitments	779	706
Property, plant and equipment | Other capital commitments
Property, plant and equipment
Capital commitments	14,577	7,915
Within one year | Property, plant and equipment
Property, plant and equipment
Capital commitments	38,150	59,236
One to five years | Property, plant and equipment
Property, plant and equipment
Capital commitments	R 25,126	R 31,500